Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document and Entity Information
Document Type	20-F
Document Annual Report	true
Entity Registrant Name	Suzano S.A.
Document Registration Statement	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38755
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Av. Professor Magalhães Neto, 1,752 10th Floor, Rooms 1009, 1010 and 1011
Entity Address, City or Town	Salvador
Entity Address, Country	BR
Entity Address, Postal Zip Code	41810-012
Entity Common Stock, Shares Outstanding	1,324,117,615
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Financial Statement Error Correction [Flag]	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0000909327
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Firm ID	1351
Auditor Name	PricewaterhouseCoopers Auditores Independentes Ltda.
Auditor Location	São Paulo, Brazil
Business Contact [Member]
Document and Entity Information
Entity Address, Address Line One	Av. Brigadeiro Faria Lima, 1,355 - 7th Floor
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Entity Address, Postal Zip Code	01452-919
Contact Personnel Name	Marcelo Feriozzi Bacci
Country Region	+55
City Area Code	11
Local Phone Number	3503-9330
Contact Personnel Email Address	ri@suzano.com.br
Ordinary shares [member]
Document and Entity Information
Title of 12(b) Security	Our common shares without par value*
No Trading Symbol Flag	true
Security Exchange Name	NYSE
ADR [Member]
Document and Entity Information
Title of 12(b) Security	American Depositary Shares, or ADSs,** each representing one of our common shares
Trading Symbol	SUZB3/SUZ
Security Exchange Name	NYSE
Notes 4.000% due 2025, issued by Fibria Overseas Finance Ltd.
Document and Entity Information
Title of 12(b) Security	4.000% Notes due 2025, issued by Suzano International Finance B.V. (successor to Fibria Overseas Finance Ltd.)
Trading Symbol	FBR/25
Security Exchange Name	NYSE
Notes 5.500% due 2027, issued by Fibria Overseas Finance Ltd.
Document and Entity Information
Title of 12(b) Security	5.500% Notes due 2027, issued by Suzano International Finance B.V. (successor to Fibria Overseas Finance Ltd.)
Trading Symbol	FBR/27
Security Exchange Name	NYSE
Notes 6.000% due 2029, issued by Suzano Austria GmbH
Document and Entity Information
Title of 12(b) Security	6.000% Notes due 2029, issued by Suzano Austria GmbH
Trading Symbol	SUZ/29
Security Exchange Name	NYSE
Notes 5.000% due 2030, issued by Suzano Austria GmbH
Document and Entity Information
Title of 12(b) Security	5.000% Notes due 2030, issued by Suzano Austria GmbH
Trading Symbol	SUZ/30
Security Exchange Name	NYSE
Notes 3.750% due 2031, issued by Suzano Austria GmbH
Document and Entity Information
Title of 12(b) Security	3.750% Notes due 2031, issued by Suzano Austria GmbH
Trading Symbol	SUZ/31
Security Exchange Name	NYSE
Notes 2.500% due 2028, issued by Suzano Austria GmbH
Document and Entity Information
Title of 12(b) Security	2.500% Notes due 2028, issued by Suzano Austria GmbH
Trading Symbol	SUZ/28
Security Exchange Name	NYSE
Notes 3.125% due 2032, issued by Suzano Austria GmbH
Document and Entity Information
Title of 12(b) Security	3.125% Notes due 2032, issued by Suzano Austria GmbH
Trading Symbol	SUZ/32
Security Exchange Name	NYSE